Provisions - Litigation and Other Matters (Details) € in Millions	6 Months Ended
	Jun. 30, 2018 EUR (€) company	Jan. 02, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of provision matrix [line items]
Provisions	€ 13,758	€ 14,686	€ 14,489
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Legal Action Filed Relating To Increase In Rate Of Brazilian Social Contribution Tax On Net Income Member
Disclosure of provision matrix [line items]
Social contribution tax rate on net income before increase	9.00%
Social contribution tax rate on net income after increase	15.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Legal Case Appeal Relating To Deduction Of Expenses In Income Tax (IRPJ and CSLL)
Disclosure of provision matrix [line items]
Provisions	€ 0
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Legal Case Relating To Involved In Administrative And Legal Proceedings Against Several Municipalities
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Legal Case Relating To Tax Deductibility Of Amortization Of Goodwill Arising On Acquisition [Member]
Disclosure of provision matrix [line items]
Provisions	€ 0
Santander Distribuidora De Titulos E Valores Mobiliarios Ltda. And Banco Santander (Brasil), S.A. | Legal Case Relating To Provisional Tax On Financial Movements (CPMF)
Disclosure of provision matrix [line items]
Number of entities appealed | company	2
Banco Santander (Brasil) S.A | Legal Case Appeal Relating To Deduction Of Expenses In Income Tax (IRPJ and CSLL)
Disclosure of provision matrix [line items]
Provisions	€ 0
Other combined provisions
Disclosure of provision matrix [line items]
Provisions	5,913		5,841
Provisions for taxes
Disclosure of provision matrix [line items]
Provisions	€ 870		€ 1,006